Short-Term Investments - Schedule of Fair Value of Common Shares (Details) - USD ($)		9 Months Ended		12 Months Ended
		Jul. 31, 2025		Oct. 31, 2024		Oct. 31, 2023
Polyrizon Ltd [Member]
Schedule of Fair Value of Common Shares [Line Items]
Beginning shares	[2]	$ 289,388	[1]
Additions	[1]	200,000		350,400	[2]
Disposals	[1]	(195,914)			[2]
Changes in fair value	[1]	(292,390)		(61,012)	[2]
Ending shares		1,084	[1]	289,388	[1],[2]		[2]
Xylo Technologies Ltd [Member]
Schedule of Fair Value of Common Shares [Line Items]
Beginning shares	[3]			86,112
Additions	[3]
Disposals	[3]			(78,500)
Changes in fair value	[3]			(7,612)
Ending shares	[3]					86,112
Short-term Investment [Member]
Schedule of Fair Value of Common Shares [Line Items]
Beginning shares		289,388		86,112
Additions		200,000		350,400
Disposals		(195,914)		(78,500)
Changes in fair value		(292,390)		(68,624)
Ending shares		1,084		289,388		86,112
Xylo Technologies Ltd. – shares [Member]
Schedule of Fair Value of Common Shares [Line Items]
Beginning shares				86,112	[3]	193,750	[3]
Additions							[3]
Disposals				(78,500)			[3]
Changes in fair value				(7,612)		(107,638)	[3]
Ending shares						$ 86,112	[3]

[1]

On October 30, 2024, the Company subscribed for 320 shares and 960 warrants (“October 2024 Polyrizon Warrants”) of Polyrizon Ltd. (“Polyrizon”) in Polyrizon’s initial public offering on the Nasdaq at a cost of $350,400. Each October 2024 Polyrizon Warrant can be exercised into one ordinary share of Polyrizon at an exercise price of $1,095.00 per share, subject to certain adjustments, include a cashless exercise mechanism. The Polyrizon Warrants expire on October 29, 2029.

During November 2024, the Company sold all the shares of Polyrizon that it received in Polyrizon’s initial ublic offering for total proceeds of $82,960.

On March 31, 2025, the Company subscribed for 866 shares of Polyrizon, 800 pre funded warrants to purchase shares of Polyrizon (“Polyrizon Pre-Funded Warrants”) and 1,666 warrants to purchase shares of Polyrizon (“March 2025 Polyrizon Warrants”) at an aggregate cost of $200,000 in a private placement (the “Polyrizon Private Placement”). In connection with the Polyrizon Private Placement, the Company exchanged the October 2024 Polyrizon Warrants for new warrants (the “Exchange Warrants”), which were substantially in the same form as the March 2025 Polyrizon Warrants. Each Polyrizon Pre-Funded Warrant can be exercised into one ordinary share of Polyrizon at an exercise price of $0.00001, subject to certain adjustments, including a cashless exercise mechanism, and each March 2025 Polyrizon Warrant and Exchange Warrant can be exercised into one ordinary share of Polyrizon at an exercise price of $300.00 per share subject to certain adjustments, including a cashless exercise mechanism. The March 2025 Polyrizon Warrants and Exchange Warrants have certain anti-dilution protection and expire on September 30, 2027.

On May 13, 2025, the Company exercised the Polyrizon Pre-Funded Warrants and received 800 Polyrizon shares.

On May 27, 2025, Polyrizon effected a reverse share split of its ordinary shares at the ratio of 1-for-250, such that each two hundred and fifty (250) ordinary shares, no par value, were consolidated into one (1) ordinary share, no par value. All the Polyrizon Shares and price per Polyrizon shares have been retroactively adjusted in these financial statements.

On May 30, 2025, the Company exercised the Exchange Warrants and the March 2025 Polyrizon Warrants in full   and received 98,705 Polyrizon shares, which were sold on June 18, 2025 and July 25, 2025 for an aggregate amount of $106,362, and accordingly, the Company recorded a realized loss of $63,602.

[2]	On October 30, 2024, the Company subscribed for 80,000 shares and 240,000 warrants (“Polyrizon Warrants”) of Polyrizon Ltd. (“Polyrizon”) in Polyrizon’s initial public offering on the Nasdaq at a cost of $350,400. Each Polyrizon Warrant can be exercised into one ordinary share of Polyrizon at an exercise price of $4.38 per share. The Polyrizon Warrants expire on October 29, 2029. The fair value of the Polyrizon Warrants as of October 31, 2024, was $178,988 based on the Block-Scholes option pricing model, using the following assumptions: risk-free rate of 4.28%, expected life of 5 years and volatility of 92%. See note 19a.
[3]	Pursuant to the Share Exchange Agreement with Xylo Technologies Ltd. (formerly known as Medigus Ltd.) (“Xylo”), on February 14, 2022, the Company received 27,778 ordinary shares of Xylo. The investment cost of the share was $501,938.